9. Business Segments (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Information

Selected information with respect to segments is as follows:

	As of June 30, 2012	As of December 31, 2011
Properties, plants and equipment, net:
Antimony
United States	$1,705,370	$1,657,473
Mexico	4,125,674	2,791,233
Subtotal Antimony	5,831,044	4,448,706
Zeolite	1,653,392	1,598,298
Total	$7,484,436	$6,047,004

Total Assets:
Antimony
United States	$6,409,667	$2,240,836
Mexico	4,973,792	4,291,187
Subtotal Antimony	11,383,459	6,532,023
Zeolite	2,053,551	2,461,505
Total	$13,437,010	$8,993,528

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Capital expenditures:
Antimony
United States	$17,850	$22,067	$62,618	$79,289
Mexico	671,987	997,867	1,434,827	1,089,236
Subtotal Antimony	689,837	1,019,934	1,497,445	1,168,525
Zeolite	116,485	188,140	157,372	188,140
Total	$806,322	$1,208,074	$1,654,817	$1,356,665

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Revenues:
Antimony	$2,525,097	$2,421,903	$4,699,906	$4,686,136
Precious metals	205,771	157,841	385,909	339,040
Zeolite	767,433	470,258	1,466,040	862,865
Total	$3,498,301	$3,050,002	$6,551,855	$5,888,041

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Gross profit:
Antimony	$191,146	$246,991	$264,978	$528,237
Zeolite	97,774	(2,513)	144,671	(4,892)
Total	$288,920	$244,478	$409,649	$523,345

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Depreciation and amortization:
Antimony	$57,553	$50,039	$115,106	$96,866
Zeolite	52,461	49,498	102,278	95,637
Total	$110,014	$99,537	$217,384	$192,503